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                                           Philadelphia, PA 19103

Delaware Investments
                                                     DELAWARE
                                                     INVESTMENTS
                                                     ____________

                                             1933 Act Rule 497(j)
                                                  File No. 33-442
                                       1940 Act File No. 811-4413


December 23, 1999

Filed via EDGAR (CIK #0000778108)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-442
     DELAWARE GROUP EQUITY FUNDS IV
     DELAWARE DELCAP FUND
     DELAWARE DIVERSIFIED GROWTH FUND
_______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses for the Class A, Class B, Class C and Institutional Class of Delaware DelCap Fund and Class A, Class B and Class C for Delaware Diversified Growth Fund as well as the Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 26, the most recent post-effective amendment of Delaware Group Equity Funds IV. Post-Effective Amendment No. 26 was filed electronically with the Commission on December 17, 1999 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,

/s/Michael T. Pellegrino
------------------------
Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/Senior Counsel